UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

 Investment Company Act file number                   811-07360

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 Monetta Trust

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 (Exact name of registrant as specified in charter)

 1776-A S. Naperville Road, Suite 100, Wheaton, IL   60189

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 (Address of principal executive offices)          (Zip code)

 Monetta Financial Services, Inc.

 1776-A S. Naperville Road, Suite 100, Wheaton, IL  60189

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 (Name and address of agent for service)

 Registrant's telephone number, including area code: (630) 462-9800

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 Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2007 - June 30, 2008

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Exhibit A

ICA File Number:   811-07360

Reporting Period:  07/01/2007 – 06/30/2008

Monetta Trust

Monetta Trust Mid-Cap Equity Fund

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Hanover Compressor Co.	HC	410768105	Annual	08/16/2007	4) For the Recommended Directors	MGMT	FOR	FOR
					1) Adopt Agreement and Plan of Merger, as Amended	MGMT	FOR	FOR
					2) Adopt Exterran Holdings, Inc. 2007 Stock Incentive Plan	MGMT	FOR	FOR
					3) Adopt Exterran Holdings, Inc. Employee Stock Purchase Plan	MGMT	FOR	FOR
					5) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Computer Sciences Corp.	CSC	205363104	Annual	07/30/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve 2007 Employee Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					4) Proposal Regarding Board Inclusiveness	SHDLR	AGAINST	AGAINST
					5) Disclosure of Political Contributions	SHDLR	AGAINST	AGAINST
IMClone Systems, Inc.	IMCL	45245W109	Annual	08/02/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Quanta Services, Inc.	PWR	74762E102	Special	08/30/2007	1) Approve Issuance of Common Stock, Pursuant to Agreement of Plan and Merger	MGMT	FOR	FOR
					2) Approve Adjournment or Postponement to Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR
PSS World Medical, Inc.	PSSI	69366A100	Annual	08/21/2007	1) For the Recommended Directors	MGMT	FOR	FOR
Verisign, Inc.	VRSN	92343E102	Annual	08/30/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended/Restated Certificate of incorporation, Eliminate Classified Board and Provide for Annual Director Elections	MGMT	FOR	FOR
					3) Approve 2007 Employee Stock Purchase Plan	MGMT	FOR	FOR
					4) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
Global Payments, Inc.	GPN	37940X102	Annual	09/26/2007	1) For the Recommended Directors	MGMT	FOR	FOR
Sirius Satellite Radio, Inc.	SIRI	82966U103	Special	11/13/2007	1) Amend Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					2) Approve Issuance of Common Stock, Pursuant to Merger Agreement	MGMT	FOR	FOR
					3) Approve Adjournment or Postponement to Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR
Avnet, Inc.	AVT	053807103	Annual	11/08/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Executive Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

First Marblehead Corp.	FMD	320771108	Annual	11/08/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Andrew Corp.	ANDW	034425108	Special	12/10/07	1) Adopt Agreement and Plan of Merger	MGMT	FOR	FOR
					2) Adjourn to Solicit Additional Proxies, as Required	MGMT	FOR	FOR
Arvinmeritor, Inc.	ARM	043353101	Annual	01/25/08	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Selection of Auditors	MGMT	FOR	FOR
Joy Global, Inc.	JOYG	481165105	Annual	03/04/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation	MGMT	FOR	FOR
					3) Ratify Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Desarrolladora Homex, S.A.B. de C.V.	HXM	25030W100	Annual	03/10/2008	1) Discuss/Approve Maximum Amount to be Utilized for Repurchase of Company Stock	MGMT	FOR	FOR
					2) Establish Stock Option Plan for Company Officers	MGMT	FOR	FOR
					3) Designate Delegates to Formalize/Execute Adopted Resolutions	MGMT	FOR	FOR
KB Home	KBH	48666K109	Annual	04/03/2008	1A) Election of Director – Stephen F. Bollenbach	MGMT	FOR	FOR
					1B) Election of Director- Timothy W. Finchem	MGMT	FOR	FOR
					1C) Election of Director – J. Terrence Lanni	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Proposal Relating to Executive Compensation	SHDLR	AGAINST	AGAINST
					4) Proposal Relating to Stockholder Approval of Severance Agreements	SHDLR	AGAINST	AGAINST
Humana, Inc.	HUM	444859102	Annual	04/24/2008	1A) Election of Director – D. A. Jones, Jr.	MGMT	FOR	FOR
					1B) Election of Director – F. A. D’Amelio	MGMT	FOR	FOR
					1C) Election of Director – W. R. Dunbar	MGMT	FOR	FOR
					1D) Election of Director – K. J. Hilzinger	MGMT	FOR	FOR
					1E) Election of Director – M. B. McCallister	MGMT	FOR	FOR
					1F) Election of Director – W J. McDonald	MGMT	FOR	FOR
					1G) Election of Director – J. J. O’Brien	MGMT	FOR	FOR
					1H) Election of Director – W.A. Reynolds, PHD	MGMT	FOR	FOR
					2) Approve Executive Management Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
AGCO Corp.	AG	001084102	Annual	04/242/008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Management Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Noble Energy, Inc.	NBL	655044105	Annual	04/22/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditor	MGMT	FOR	FOR
Diana Shipping, Inc.	DSX	Y2066G104	Annual	05/06/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Amend Articles of Incorporation, Shareholder Meeting Quorum of 331/3% of All Outstanding Shares	MGMT	FOR	FOR
					4) Amend Articles of Incorporation, Increase Number of Authorized Shares	MGMT	FOR	FOR

Covance, Inc.	CVD	222816100	Annual	05/08/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve 2008 Non-Employee Directors Stock Option Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Valero Energy Corp.	VLO	91913Y100	Annual	05/01/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Prohibition of Executive Officer Stock Sales During Stock Repurchase Periods	SHDLR	AGAINST	AGAINST
					4) Stockholder Ratification of Executive Compensation	SHDLR	AGAINST	AGAINST
					5) Disclosure of Corporate Political Contributions	SHDLR	AGAINST	AGAINST
FMC Corp.	FMC	302491303	Annual	04/22/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Millipore Corp.	MIL	601073109	Annual	05/08/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve 2008 Stock Incentive Plan	MGMT	FOR	FOR
Beckman Coulter, Inc.	BEC	075811109	Annual	04/24/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Desarrolladora Homex S.A.B. de C.V.	HXM	25030W100	Annual	04/25/2008	1) Approve Financial Statements for the Year Ended 12/31/2007	MGMT	FOR	FOR
					2) Resolution Over the Application of the Results Obtained in Such Fiscal Year	MGMT	FOR	FOR
					3) Appointment and/or Ratification of Board Members and Determination of Their Compensation	MGMT	FOR	FOR
					4) Appointment and/or Ratification of Audit Committee Chairman, Corporate Governance Committee and Executive Committee	MGMT	FOR	FOR
					5) Designation of Special Delegates Who Will Formalize and Execute the Resolutions Adopted at this Meeting	MGMT	FOR	FOR
Oceaneering Int’l, Inc.	OII	675232102	Annual	05/16/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Informatica Corp.	INFA	45666Q102	Annual	05/22/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Adoption of New Employee Stock Purchase Plan, Reserve 8.85M Shares for Issuance	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Corn Products Int’l. Inc.	CPO	219023108	Annual	05/21/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

IntercontinentalEx-change, Inc.	ICE	45865V100	Annual	05/15/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
NII Holdings, Inc.	NIHD	62913F201	Annual	05/14/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Metropcs Communications, Inc.	PCS	591708102	Annual	05/23/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Verisign, Inc,	VRSN	92343E102	Annual	05/29/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Diamond Offshore Drilling, Inc.	DO	25271C102	Annual	05/20/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Thermo Fischer Scientific, Inc.	TMO	883556102	Annual	05/20/2008	1A) Election of Director – Scott M. Sperling	MGMT	FOR	FOR
					1B) Election of Director – Bruce L. Koepfgen	MGMT	FOR	FOR
					1C) Election of Director – Michael E. Porter	MGMT	FOR	FOR
					2) Approve Adoption of 2008 Stock Incentive Plan	MGMT	FOR	FOR
					3) Approve Adoption of 2008 Annual Incentive Award Plan	MGMT	FOR	FOR
					4) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
XTO Energy, Inc.	XTO	98385X106	Annual	05/20/2008	1A) Election of Director – William H. Adams III	MGMT	FOR	FOR
					1B) Election of Director – Keith A. Hutton	MGMT	FOR	FOR
					1C) Election of Director – Jack P. Randall	MGMT	FOR	FOR
					2) Approve Amended/Restated 2004 Stock Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditor	MGMT	FOR	FOR
					4) Declassify the Board of Directors	SHDLR	AGAINST	AGAINST
Quanta Services, Inc.	PWR	74762E102	Annual	05/22/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Clear Channel Communications, Inc.	CCU	184502102	Annual	05/27/2008	1a) Election of Director – Alan D. Feld	MGMT	FOR	FOR
					1b) Election of Director – Perry J. Lewis	MGMT	FOR	FOR
					1c) Election of Director – L. Lowry Mays	MGMT	FOR	FOR
					1d) Election of Director – Mark P. Mays	MGMT	FOR	FOR
					1e) Election of Director – Randall T. Mays	MGMT	FOR	FOR
					1f) Election of Director – B.J. McCombs	MGMT	FOR	FOR
					1g) Election of Director – Phyllis B. Riggins	MGMT	FOR	FOR
					1h) Election of Director – Theodore H. Strauss	MGMT	FOR	FOR
					1i) Election of Director – J.C. Watts	MGMT	FOR	FOR
					1j) Election of Director – John H. Williams	MGMT	FOR	FOR
					1k) Election of Director – John B. Zachary	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Proposal Regarding Majority Vote Protocol	SHDLR	AGAINST	AGAINST
					4) Change Standards of Eligibility for Members of the Compensation Committee	SHDLR	AGAINST	AGAINST
					5) Proposal Regarding Tax Gross-Up Payments	SHDLR	AGAINST	AGAINST
					6) Proposal Regarding Executive Compensation	SHDLR	AGAINST	AGAINST
Roper Industries, Inc.	ROP	776696106	Annual	06/06/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend 2006 Incentive Plan, Increase Authorized Shares and Re-Approval of Criteria to Preserve Tax Deductibility	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Celgene Corp.	CELG	151020104	Annual	06/18/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Name Change of 1998 Stock Incentive Plan to 2008 Stock Incentive Plan	MGMT	FOR	FOR
Martin Marietta Materials, Inc.	MLM	573284106	Annual	05/28/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
Equinix, Inc.	EQIX	29444U502	Annual	06/12/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Priceline.com, Inc.	PCLN	741503403	Annual	06/04/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendments to 1999 Omnibus Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					4) Proposal Concerning Special Stockholders Meetings	SHDLR	AGAINST	AGAINST
Cognizant Technology Solutions Corp.	CTSH	192446102	Annual	06/10/2008	1A) Elect Director – Robert W. Howe	MGMT	FOR	FOR
					1B) Elect Director – Robert E. Weissman	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Washington Mutual, Inc.	WM	939322103	Special	06/24/2008	1) Amend Restated Articles of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					2) Approve Conversion of Series S and T Preferred Stock into Common Stock and the Exercise of Warrants to Purchase Common Stock	MGMT	FOR	FOR
Nvidia Corp.	NVDA	67066G104	Annual	06/19/2008	1A) Elect Director – Steven Chu	MGMT	FOR	FOR
					1B) Elect Director – Harvey C. Jones	MGMT	FOR	FOR
					1C) Elect Director – William J. Miller	MGMT	FOR	FOR
					2) Approve Amendment to Certificate of Incorporation	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
GameStop Corp.	GMEB	36467W109	Annual	06/24/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend and Restate Supplemental Compensation Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Salesforce.com, Inc.	CRM	79466L302	Annual	07/10/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Equity Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Approve Amendment to 2004 Equity Incentive Plan, Qualify Compensation within IRC Code Section 162(M)	MGMT	FOR	FOR
Marvell Technology Group Ltd.	MRVL	G5876H105	Annual	07/11/2008	1A) Election of Director – John G. Kassakian	MGMT	FOR	FOR
					1B) Election of Director – Kuo Wei (Herbert) Chang	MGMT	FOR	FOR
					1C) Election of Director – Juergen Gromer, PH.D.	MGMT	FOR	FOR
					1D) Election of Director – Arturo Krueger	MGMT	FOR	FOR
					2) Appointment and Remuneration of Independent Auditors/Public Accountants	MGMT	FOR	FOR
BE Aerospace, Inc.	BEAV	073302101	Annual	07/31/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Proposal Regarding the MacBride Principals	SHDLR	AGAINST	FOR

Monetta Trust Young Investor Fund

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
General Mills, Inc.	GIS	370334104	Annual	07/26/2007	1) Election of Directors -	MGMT	FOR	FOR
					a) Paul Danos	MGMT	FOR	FOR
					b) William T. Esrey	MGMT	FOR	FOR
					c) Raymond V. Gilmartin	MGMT	FOR	FOR
					d) Judith Richards Hope	MGMT	FOR	FOR
					e) Heidi G. Miller	MGMT	FOR	FOR
					f) Hilda Ochoa-Brillembourg	MGMT	FOR	FOR
					g) Steve Odland	MGMT	FOR	FOR
					h) Kendall J. Powell	MGMT	FOR	FOR
					i) Michael D. Rose	MGMT	FOR	FOR
					j) Robert L. Ryan	MGMT	FOR	FOR
					k) Stephen W. Sanger	MGMT	FOR	FOR
					l) A. Michael Spence	MGMT	FOR	FOR
					m) Dorothy A. Terrell	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Adopt 2007 Stock Compensation Plan	MGMT	FOR	FOR
The Proctor & Gamble Co.	PG	742718109	Annual	10/09/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Award No Future Stock Options	SHDLR	AGAINST	AGAINST
					4) Report on Company Policies and Activities	SHDLR	AGAINST	AGAINST
					5) Animal Testing	SHDLR	AGAINST	AGAINST
Rydex ETF S&P 500 Equal Weight Index Fund	RSP	78355W106	Special	10/04/2007	1) Approve Investment Advisory Agreement, Padco Advisors II, Inc.	MGMT	FOR	FOR
Rydex ETF S&P 500 Pure Value Index Fund	RPV	78355W304	Special	10/04/2007	1) Approve Investment Advisory Agreement, Padco Advisors II, Inc.	MGMT	FOR	FOR
Rydex ETF S&P 500 Pure Growth Index Fund	RPG	78355W403	Special	10/04/2007	1) Approve Investment Advisory Agreement, Padco Advisors II, Inc.	MGMT	FOR	FOR
Coach, Inc.	COH	189754104	Annual	11/08/2007	1) For the Recommended Directors	MGMT	FOR	FOR
Burger King Holdings, Inc.	BKC	121208201	Annual	11/29/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accountants	MGMT	FOR	FOR

The Walt Disney Co.	DIS	254687106	Annual	03/06/2008	1a) Election of Directors – Susan E. Arnold	MGMT	FOR	FOR
					1b) Election of Directors – John E. Bryson	MGMT	FOR	FOR
					1c) Election of Directors – John S. Chen	MGMT	FOR	FOR
					1d) Election of Directors – Judith L. Estrin	MGMT	FOR	FOR
					1e) Election of Directors – Robert A. Iger	MGMT	FOR	FOR
					1f) Election of Directors – Steven P. Jobs	MGMT	FOR	FOR
					1g) Election of Directors – Fred H. Langhammer	MGMT	FOR	FOR
					1h) Election of Directors – Aylwin B. Lewis	MGMT	FOR	FOR
					1i) Election of Directors – Monica C. Lozano	MGMT	FOR	FOR
					1j) Election of Directors – Robert W. Matschullat	MGMT	FOR	FOR
					1k) Election of Directors – John E. Pepper, Jr.	MGMT	FOR	FOR
					1l) Election of Directors – Orin C. Smith	MGMT	FOR	FOR
					2) Ratify Appointment of Registered Independent Public Accountants	MGMT	FOR	FOR
					3) Approve Amended/Restated 2005 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve Terms of Amended/Restated 2002 Executive Performance Plan	MGMT	FOR	FOR
Apple, Inc.	AAPL	037833100	Annual	03/04/08	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Compensation	SHDLR	AGAINST	AGAINST
					4) Amend Corporate ByLaws Establishing Board Committee on Sustainability	SHDLR	AGAINST	AGAINST
WM. Wrigley Jr. Co.	WWY	982526105	Annual	03/12/08	1A) Election of Director – John Rau	MGMT	FOR	FOR
					1B) Election of Director – Richard K. Smucker	MGMT	FOR	FOR
					1C) Election of Director – William Wrigley Jr.	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Take-Two Interactive Software, Inc.	TTWO	874054109	Annual	04/10/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend the TTWO Incentive Stock Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Johnson & Johnson	JNJ	478160104	Annual	04/24/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Executive Compensation Policies and Disclosure	SHDLR	AGAINST	AGAINST
Take-Two Interactive Software, Inc.	TTWO	874054109	Annual	04/17/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend the TTWO Incentive Stock Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Pepsico, Inc.	PEP	713448108	Annual	05/07/2008	1a) Election of Directors – I.M. Cook	MGMT	FOR	FOR
					1b) Election of Directors – D. Dublon	MGMT	FOR	FOR
					1c) Election of Directors – V.J. Dzau	MGMT	FOR	FOR
					1d) Election of Directors – R.L. Hunt	MGMT	FOR	FOR
					1e) Election of Directors – A. Ibarguen	MGMT	FOR	FOR
					1f) Election of Directors – A.C. Martinez	MGMT	FOR	FOR
					1g) Election of Directors – I.K. Nooyi	MGMT	FOR	FOR
					1h) Election of Directors – S.P. Rockefeller	MGMT	FOR	FOR
					1i) Election of Directors – J.J. Schiro	MGMT	FOR	FOR
					1j) Election of Directors – L. Trotter	MGMT	FOR	FOR
					1k) Election of Directors – D. Vasella	MGMT	FOR	FOR
					1l) Election of Directors – M.D. White	MGMT	FOR	FOR
					2) Approval of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Beverage Container Recycling Report	SHDLR	AGAINST	AGAINST
					4) Genetically Engineered Products Report	SHDLR	AGAINST	AGAINST
					5) Right to Water Policy	SHDLR	AGAINST	AGAINST
					6) Global Warming Statement	SHDLR	AGAINST	AGAINST
					7) Advisory Vote on Compensation	SHDLR	AGAINST	AGAINST
Kohl’s Corp.	KSS	500255104	Annual	04/30/2008	1a) Election of Directors – Steven A. Burd	MGMT	FOR	FOR
					1b) Election of Directors – Wayne Embry	MGMT	FOR	FOR
					1c) Election of Directors – John F. Herma	MGMT	FOR	FOR
					1d) Election of Directors – William S. Kellogg	MGMT	FOR	FOR
					1e) Election of Directors – Kevin Mansell	MGMT	FOR	FOR
					1f) Election of Directors – R. Lawrence Montgomery	MGMT	FOR	FOR
					1g) Election of Directors – Frank V. Sica	MGMT	FOR	FOR
					1h) Election of Directors – Peter M. Sommerhauser	MGMT	FOR	FOR
					1i) Election of Directors – Stephanie A. Streeter	MGMT	FOR	FOR
					1j) Election of Directors – Stephen E. Watson	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Election of Directors	SHDLR	AGAINST	AGAINST
					4) Executive Compensation Plan	SHDLR	AGAINST	AGAINST

Google, Inc.	GOOG	38259P508	Annual	05/08/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Amend 2004 Stock Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Internet Censorship	SHDLR	AGAINST	AGAINST
					5) Creation of Board Committee on Human Rights	SHDLR	AGAINST	AGAINST
Marvel Entertainment, Inc.	MVL	57383T103	Annual	05/06/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
McDonald’s Corp.	MCD	580135101	Annual	05/22/2008	1A) Election of Director – Ralph Alvarez	MGMT	FOR	FOR
					1B) Election of Director – Susan E. Arnold	MGMT	FOR	FOR
					1C) Election of Director – Richard H. Lenny	MGMT	FOR	FOR
					1D) Election of Director – Cary D. McMillan	MGMT	FOR	FOR
					1E) Election of Director – Sheila A. Penrose	MGMT	FOR	FOR
					1F) Election of Director – James A. Skinner	MGMT	FOR	FOR
					2) Approval of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Under Armour, Inc.	UA	904311107	Annual	05/06/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Executive Annual Incentive Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Yum! Brands, Inc.	YUM	988498101	Annual	05/15/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratification of Independent Auditors	MGMT	FOR	FOR
					3) Amend Articles of Incorporation, Require Majority Vote for Uncontested Director Elections	MGMT	FOR	FOR
					4) Amend Long-Term Incentive Plan	MGMT	FOR	FOR
					5) Proposal Relating to MacBride Principles	SHDLR	AGAINST	AGAINST
					6) Advisory Shareholder Vote to Ratify Executive Compensation	SHDLR	AGAINST	AGAINST
					7) Food Supply Chain Security and Sustainability	SHDLR	AGAINST	AGAINST
					8) Proposal Relating to Animal Welfare	SHDLR	AGAINST	AGAINST
J.C. Penney Company, Inc.	JCP	708160106	Annual	05/16/2008	1A) Election of Director – C.C. Barrett	MGMT	FOR	FOR
					1B) Election of Director – M.A. Burns	MGMT	FOR	FOR
					1C) Election of Director – M.K. Clark	MGMT	FOR	FOR
					1D) Election of Director – T.J. Engibous	MGMT	FOR	FOR
					1E) Election of Director – K.B. Foster	MGMT	FOR	FOR
					1F) Election of Director – K.C. Hicks	MGMT	FOR	FOR
					1G) Election of Director – L.H. Roberts	MGMT	FOR	FOR
					1H) Election of Director – J.G. Teruel	MGMT	FOR	FOR
					1I) Election of Director – M.E. Ullman III	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Stockholder Approval of Certain Severance Agreements	SHDLR	AGAINST	AGAINST

Target Corp.	TGT	87612E106	Annual	05/22/2008	1A) Election of Director – Roxanne S. Austin	MGMT	FOR	FOR
					1B) Election of Director – James A. Johnson	MGMT	FOR	FOR
					1C) Election of Director – Mary E. Minnick	MGMT	FOR	FOR
					1D) Election of Director – Derica W. Rice	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
The Home Depot, Inc.	HD	437076102	Annual	05/22/2008	1a) Election of Directors – F. Duane Ackerman	MGMT	FOR	FOR
					1b) Election of Directors – David H. Batchelder	MGMT	FOR	FOR
					1c) Election of Directors – Francis S. Blake	MGMT	FOR	FOR
					1d) Election of Directors – Ari Bousbib	MGMT	FOR	FOR
					1e) Election of Directors – Gregory D. Brenneman	MGMT	FOR	FOR
					1f) Election of Directors – Albert P. Carey	MGMT	FOR	FOR
					1g) Election of Directors – Armando Codina	MGMT	FOR	FOR
					1h) Election of Directors – Brian C. Comell	MGMT	FOR	FOR
					1i) Election of Directors – Bonnie G. Hill	MGMT	FOR	FOR
					1j) Election of Directors – Karen L. Katen	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Material Terms of Officer Performance Goals Under the Management Incentive Plan	MGMT	FOR	FOR
					4) Amend Employee Stock Purchase Plan, Increase Number of Reserved Shares	MGMT	FOR	FOR
					5) Proposal Regarding Political Nonpartisanship	SHDLR	AGAINST	AGAINST
					6) Proposal Regarding Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
					7) Employment Diversity Report Disclosure	SHDLR	AGAINST	AGAINST
					8) Proposal Regarding Executive Officer Compensation	SHDLR	AGAINST	AGAINST
					9) Proposal Regarding Pay-For-Superior Performance	SHDLR	AGAINST	AGAINST
Amazon.com	AMZN	023135106	Annual	05/29/2008	1A) Election of Director – Jeffrey M. Bezos	MGMT	FOR	FOR
					1B) Election of Director – Tom A. Alberg	MGMT	FOR	FOR
					1C) Election of Director – John Seeley Brown	MGMT	FOR	FOR
					1D) Election of Director – L. John Doerr	MGMT	FOR	FOR
					1E) Election of Director – William B. Gordon	MGMT	FOR	FOR
					1F) Election of Director – Myrtle S. Potter	MGMT	FOR	FOR
					1G) Election of Director – Thomas O. Ryder	MGMT	FOR	FOR
					1H) Election of Director – Patricia Q. Stonesifer	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR

Mattel, Inc.	MAT	577081102	Annual	05/29/2008	1A) Election of Director – Michael J. Dolan	MGMT	FOR	FOR
					1B) Election of Director – Robert A. Eckert	MGMT	FOR	FOR
					1C) Election of Director – Dr. Frances D. Fergusson	MGMT	FOR	FOR
					1D) Election of Director – Tully M. Friedman	MGMT	FOR	FOR
					1E) Election of Director – Dominic Ng	MGMT	FOR	FOR
					1F) Election of Director – Vasant M. Prabhu	MGMT	FOR	FOR
					1G) Election of Director – Dr. A. L. Rich	MGMT	FOR	FOR
					1H) Election of Director – Ronald L. Sargent	MGMT	FOR	FOR
					1I) Election of Director – Dean A. Scarborough	MGMT	FOR	FOR
					1J) Election of Director – C.A. Sinclair	MGMT	FOR	FOR
					1K) Election of Director – G. Craig Sullivan	MGMT	FOR	FOR
					1L) Election of Director – Kathy B. White	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Proposal Regarding Certain Reports by the Board of Directors	SHDLR	AGAINST	AGAINST
Wal-Mart Stores, Inc.	WMT	931142103	Annual	06/06/2008	1a) Election of Director – Aida M. Alvarez	MGMT	FOR	FOR
					1b) Election of Director – James W. Breyer	MGMT	FOR	FOR
					1c) Election of Director – M. Michele Burns	MGMT	FOR	FOR
					1d) Election of Director – James I. Cash, Jr.	MGMT	FOR	FOR
					1e) Election of Director – Roger C. Corbett	MGMT	FOR	FOR
					1f) Election of Director – Douglas N. Daft	MGMT	FOR	FOR
					1g) Election of Director – David D. Glass	MGMT	FOR	FOR
					1h) Election of Director – Gregory B. Penner	MGMT	FOR	FOR
					1i) Election of Director – Allen I. Questrom	MGMT	FOR	FOR
					1j) Election of Director – H. Lee Scott, Jr.	MGMT	FOR	FOR
					1k) Election of Director – Arne M. Sorenson	MGMT	FOR	FOR
					1l) Election of Director – Jim C. Walton	MGMT	FOR	FOR
					1m) Election of Director – S. Robson Walton	MGMT	FOR	FOR
					1n) Election of Director – Christopher J. WIlliams	MGMT	FOR	FOR
					1o) Election of Director – Linda S. Wolfe	MGMT	FOR	FOR
					2) Approve Amended/Restated Management Incentive Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Accountants	MGMT	FOR	FOR
					4) Amend Equal Employment Opportunity Policy	SHDLR	AGAINST	AGAINST
					5) Pay-for -Superior Performance	SHDLR	AGAINST	AGAINST

Wal-Mart Stores, Inc. (Cont’d)	WMT	931142103	Annual	06/06/2008	6) Recoupment of Senior Executive Compensation Policy	SHDLR	AGAINST	AGAINST
					7) Establish Human Rights Committee	SHDLR	AGAINST	AGAINST
					8) Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					9) Political Contributions Report	SHDLR	AGAINST	AGAINST
					10) Social and Reputation Impact Report	SHDLR	AGAINST	AGAINST
					11) Special Shareholders’ Meetings	SHDLR	AGAINST	AGAINST
Best Buy Co., Inc.	BBY	086516101	Annual	06/25/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve 2008 Employee Stock Purchase Plan	MGMT	FOR	FOR
					4) Approve Amendment to Articles of Incorporation	MGMT	FOR	FOR
GameStop Corp.	GMEB	36467W109	Annual	06/24/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend and Restate Supplemental Compensation Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Monetta Trust Balanced Fund –Liquidated on December 27, 2007

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Fedex Corp.	FDX	31428X106	Annual	09/24/2007	1) Election of Directors -	MGMT	FOR	FOR
					a) James L. Barksdale	MGMT	FOR	FOR
					b) August A. Busch IV	MGMT	FOR	FOR
					c) John A. Edwardson	MGMT	FOR	FOR
					d) Judith L. Estrin	MGMT	FOR	FOR
					e) Philip Greer	MGMT	FOR	FOR
					f) J.R. Hyde III	MGMT	FOR	FOR
					g) Shirley A. Jackson	MGMT	FOR	FOR
					h) Steven R. Loranger	MGMT	FOR	FOR
					i) Gary W. Loveman	MGMT	FOR	FOR
					j) Charles T. Manatt	MGMT	FOR	FOR
					k) Frederick W. Smith	MGMT	FOR	FOR
					l) Joshua I. Smith	MGMT	FOR	FOR
					m) Paul S. Walsh	MGMT	FOR	FOR
					n) Peter S. Willmott	MGMT	FOR	FOR
					2) Ratify Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Separation of Chairman and CEO Roles	SHDLR	AGAINST	AGAINST
					4) Shareholder Vote on Executive Pay	SHDLR	AGAINST	AGAINST
					5) Global Warming Report	SHDLR	AGAINST	AGAINST
					6) Political Contributions Report	SHDLR	AGAINST	AGAINST
The Proctor & Gamble Co.	PG	742718109	Annual	10/09/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Award No Future Stock Options	SHDLR	AGAINST	AGAINST
					4) Report on Company Policies and Activities	SHDLR	AGAINST	AGAINST
					5) Animal Testing	SHDLR	AGAINST	AGAINST
Cardinal Health, Inc.	CAH	14149Y108	Annual	11/07/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendments to Code of Regulations, Reduce Shareholder Supermajority Vote Requirements to Majority Vote	MGMT	FOR	FOR
					4) Adopt 2007 Non-Employee Director’s Equity Incentive Plan	MGMT	FOR	FOR
					5) Annual Shareholder Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					6) Performance-Based Stock Options	SHDLR	AGAINST	AGAINST

Microsoft Corp.	MSFT	594918104	Annual	11/13/2007	1) Election of Directors -
					a) William H. Gates III	MGMT	FOR	FOR
					b) Steven A. Ballmer	MGMT	FOR	FOR
					c) James I. Cash, Jr. PHD	MGMT	FOR	FOR
					d) Dina Dublon	MGMT	FOR	FOR
					e) Raymond V. Gilmartin	MGMT	FOR	FOR
					f) Reed Hastings	MGMT	FOR	FOR
					g) David F. Marquardt	MGMT	FOR	FOR
					h) Charles H. Noski	MGMT	FOR	FOR
					i) Helmut Panke	MGMT	FOR	FOR
					j) Jon A. Shirley	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Adopt Policies on Internet Censorship	SHDLR	AGAINST	AGAINST
					4) Establish Committee on Human Rights	SHDLR	AGAINST	AGAINST
Archer-Daniels-Midland Co.	ADM	039483102	Annual	11/08/2007	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Code of Conduct Regarding Global Human Rights	SHDLR	AGAINST	AGAINST
					3) Advisory Resolution to Ratify Executive Compensation	SHDLR	AGAINST	AGAINST

Monetta Trust Intermediate Bond Fund

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

Monetta Government Money Market Fund

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Trust

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 18, 2008

      ---------------

* Print the name and title of each signing officer under his or her signature.